Transamerica International Focus VP Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.89%	9.47%	8.70%	8.72%
Performance Inception Date	May 01, 2017
Initial
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	0.99%		5.45%
Performance Inception Date	Jan. 02, 1997
Service
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	0.74%		5.19%
Performance Inception Date	May 01, 2003